Related Parties - Outstanding Balances (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Adi Hoess
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 0	€ 2
Dr. Thomas Hecht
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	23	16
Ferdinand Verdonck
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	10	10
Dr. Ulrich Grau
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	13	14
Dr. Bernhard Ehmer
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	16	15
Uta Kemmerich-Kell
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	7	0
Harry Welten
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	12	8
Annalisa Jenkins
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	11	8
Mathieu Simon
Disclosure of transactions between related parties [line items]
Key management personnel outstanding balance	€ 9	€ 7